CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Treasury stock CNY (¥) shares	Retained earnings CNY (¥)	Non-controlling interest CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning Balance at Dec. 31, 2021	¥ 26,000	¥ 5,617,923,000	¥ (154,375,000)	¥ (43,170,000)	¥ 5,629,377,000	¥ 3,237,471,000	¥ 14,287,252,000
Beginning balance (in shares) at Dec. 31, 2021 | shares	193,770,753						193,770,753	193,770,753
Treasury Stock, Shares, Beginning Balance at Dec. 31, 2021 | shares				(2,945,840)			2,945,840	2,945,840
Share-based compensation expense	¥ 0	987,259,000	0	¥ 0	0	13,610,000	¥ 1,000,869,000
Foreign currency exchange translation adjustment	0	0	270,807,000	0	0	135,342,000	406,149,000
Change in the instrument-specific credit risk	0	0	100,158,000	0	0	0	100,158,000
Unrealized gain on available-for-sale securities	0	0	973,000	0	0	0	973,000
Subsidiary's offering of its equity interests	0	3,303,660,000	0	0	0	6,419,192,000	9,722,852,000
Exercise of share options	¥ 2,000	3,853,000	0	0	0	0	¥ 3,855,000
Exercise of share option (in shares) | shares	10,364,276						175,536	175,536
Contribution from non-controlling interest shareholders	¥ 0	0	0	0	0	17,000,000	¥ 17,000,000
Net income	0	0	0	0	620,506,000	944,633,000	1,565,139,000
Settlement of non-controlling interests	0	236,000	0	0	0	(5,418,000)	(5,182,000)
Distribution of Jiangxi Jinko's dividend to non-controlling interest shareholders	0	0	0	0	0	(95,172,000)	(95,172,000)
Ending Balance at Dec. 31, 2022	¥ 28,000	9,912,931,000	217,563,000	¥ (43,170,000)	6,249,883,000	10,666,658,000	¥ 27,003,893,000
Ending balance (in shares) at Dec. 31, 2022 | shares	204,135,029						204,135,029	204,135,029
Treasury Stock, Shares, Ending Balance at Dec. 31, 2022 | shares				(2,945,840)			2,945,840	2,945,840
Share-based compensation expense	¥ 0	804,004,000	0	¥ 0	0	58,638,000	¥ 862,642,000
Foreign currency exchange translation adjustment	0	0	110,428,000	0	0	18,804,000	129,232,000
Change in the instrument-specific credit risk	0	0	70,732,000	0	0	0	70,732,000
Unrealized gain on available-for-sale securities	0	0	14,342,000	0	0	3,819,000	18,161,000
Cancellation of treasury stock	¥ 0	(43,170,000)	0	¥ 43,170,000	0	0	0
Cancellation of treasury stock (in shares) | shares	(2,945,840)			(2,945,840)
Repurchase of ordinary shares	¥ 0	0	0	¥ (79,282,000)	0	0	(79,282,000)
Repurchase of ordinary shares (in shares) | shares				(1,360,000)
Vesting of restricted share units (in shares) | shares	5,792,846
Vesting of restricted share units	¥ 1,000	(1,000)	0	¥ 0	0	0	0
Contribution from non-controlling interest shareholders	0	0	0	0	0	10,292,000	10,292,000
Net income	0	0	0	0	3,447,443,000	3,005,111,000	6,452,554,000
Distribution of Jiangxi Jinko's dividend to non-controlling interest shareholders	0	0	0	0	0	(368,275,000)	(368,275,000)
Conversion of Convertible senior notes	¥ 0	300,771,000	(53,481,000)	¥ 0	0	0	247,290,000
Conversion of Convertible senior notes (in shares) | shares	2,938,412			0
Share of equity adjustments in an equity method investee	¥ 0	741,000	0	¥ 0	0	520,000	1,261,000
Dividend distribution	0	0	0	0	(559,599,000)	0	(559,599,000)
Conversion of convertible notes issued by Jiangxi Jinko	0	23,000	0	0	0	16,000	39,000
Repurchase of ordinary shares of Jiangxi Jinko	0	(121,369,000)	0	0	0	(178,718,000)	(300,087,000)
Vesting and exercise of share options issued by Jiangxi Jinko	0	(115,554,000)	0	0	0	160,843,000	45,289,000
Ending Balance at Dec. 31, 2023	¥ 29,000	10,738,376,000	359,584,000	¥ (79,282,000)	9,137,727,000	13,377,708,000	¥ 33,534,142,000
Ending balance (in shares) at Dec. 31, 2023 | shares	209,920,447						209,920,447	209,920,447
Treasury Stock, Shares, Ending Balance at Dec. 31, 2023 | shares				(1,360,000)			1,360,000	1,360,000
Share-based compensation expense	¥ 0	372,833,000	0	¥ 0	0	(7,081,000)	¥ 365,752,000
Foreign currency exchange translation adjustment	0	0	72,586,000	0	0	32,827,000	105,413,000	$ 14,442
Change in the instrument-specific credit risk	0	0	421,000	0	0	0	421,000	58
Unrealized gain on available-for-sale securities	0	0	(8,174,000)	0	0	(2,038,000)	(10,212,000)	$ (1,399)
Exercise of share options	¥ 0	3,691,000	0	0	0	0	¥ 3,691,000
Exercise of share option (in shares) | shares	158,000						158,000	158,000
Repurchase of ordinary shares	¥ 0	0	0	¥ (874,964,000)	0	0	¥ (874,964,000)
Repurchase of ordinary shares (in shares) | shares				(21,026,956)
Vesting of restricted share units (in shares) | shares	5,822,846
Vesting of restricted share units	¥ 1,000	(1,000)	0	¥ 0	0	0	0
Contribution from non-controlling interest shareholders	0	185,662,000	0	0	0	414,555,000	600,217,000
Net income	0	0	0	0	90,466,000	(76,979,000)	13,487,000	$ 1,848
Net income attributable to redeemable non-controlling interests	0	0	0	0	(35,926,000)	0	(35,926,000)	(4,922)
Retirement of treasury stock	¥ (3,000)	(737,736,000)	0	¥ 737,739,000	0	0	0
Retirement of treasury stock (in shares) | shares	(16,812,712)			(16,812,712)
Distribution of Jiangxi Jinko's dividend to non-controlling interest shareholders	¥ 0	0	0	¥ 0	0	(921,520,000)	(921,520,000)
Conversion of Convertible senior notes	¥ 2,000	664,441,000	(199,276,000)	0	0	0	465,167,000
Conversion of Convertible senior notes (in shares) | shares	11,994,720
Share of equity adjustments in an equity method investee	¥ 0	1,176,000	0	0	0	823,000	1,999,000
Dividend distribution	0	0	0	0	(547,686,000)	0	(547,686,000)
Conversion of convertible notes issued by Jiangxi Jinko	0	50,000	0	0	0	14,000	64,000
Reversal of share options issued by Jiangxi Jinko	0	17,173,000	0	0	0	(17,173,000)	0
Ending Balance at Dec. 31, 2024	¥ 29,000	¥ 11,245,665,000	¥ 225,141,000	¥ (216,507,000)	¥ 8,644,581,000	¥ 12,801,136,000	¥ 32,700,045,000	$ 4,479,887
Ending balance (in shares) at Dec. 31, 2024 | shares	211,083,301						211,083,301	211,083,301
Treasury Stock, Shares, Ending Balance at Dec. 31, 2024 | shares				(5,574,244)			5,574,244	5,574,244